Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Cash	$ 191,749	$ 221,581	$ 336,024	$ 184,938
Time deposit with original maturities more than three months	12,511	8,314
Other receivable from related party	69	1,224
Other current assets	86,548	104,277
Financial assets at fair value through profit or loss.	23,767	15,350
Total assets	1,643,404	1,701,758
Current liabilities	708,803	693,995
Short-term secured borrowings	453,000	369,300
Total equity	863,702	893,821	871,982	485,199
Total liabilities and equity	1,643,404	1,701,758
Equity attributable to owners of parent
Statement [line items]
Cash	3,639	2,946	972	1,980
Time deposit with original maturities more than three months	5,419	5,330
Other current assets	581	529
Financial assets at fair value through profit or loss.	19,095	13,290
Investments in subsidiaries and affiliates	1,530,298	1,473,234
Total assets	1,559,032	1,495,329
Current liabilities	524	132
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	453,000	369,300
Debt borrowing from a subsidiary	208,240	186,825
Long-term unsecured borrowings	34,500	40,500
Total equity	856,768	892,572	$ 869,724	$ 480,176
Total liabilities and equity	$ 1,559,032	$ 1,495,329